Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Operating segment
Revenue	$ 11,339	$ 14,755	$ 13,548
Taxes on revenues	(285)	(328)	(335)
Net operating revenues	11,054	14,427	13,213
Costs and expenses	(6,149)	(7,236)	(4,287)
Operating profit	4,905	7,191	8,926
Depreciation, depletion and amortization	(1,055)	(1,168)	(957)
Operating income	3,850	6,023	7,969
Property, plant and equipment, net	92,531	88,895	86,498
Additions to property, plant and equipment	2,961	6,071	2,813
Investments	8,767	8,093	8,326
Bulk Material
Operating segment
Revenue	8,240	10,984	9,519
Taxes on revenues	(163)	(178)	(185)
Net operating revenues	8,077	10,806	9,334
Costs and expenses	(3,431)	(4,180)	(2,961)
Operating profit	4,646	6,626	6,373
Depreciation, depletion and amortization	(506)	(536)	(434)
Operating income	4,140	6,090	5,939
Property, plant and equipment, net	41,862	39,432	35,665
Additions to property, plant and equipment	1,883	3,645	1,929
Investments	1,633	1,348	1,404
Bulk Material | Iron ore
Operating segment
Revenue	5,987	8,483	7,287
Taxes on revenues	(78)	(111)	(110)
Net operating revenues	5,909	8,372	7,177
Costs and expenses	(2,147)	(2,673)	(1,736)
Operating profit	3,762	5,699	5,441
Depreciation, depletion and amortization	(373)	(365)	(357)
Operating income	3,389	5,334	5,084
Property, plant and equipment, net	34,950	32,944	29,377
Additions to property, plant and equipment	1,678	2,959	1,177
Investments	114	112	125
Bulk Material | Pellets
Operating segment
Revenue	1,698	1,992	1,878
Taxes on revenues	(71)	(56)	(61)
Net operating revenues	1,627	1,936	1,817
Costs and expenses	(745)	(854)	(840)
Operating profit	882	1,082	977
Depreciation, depletion and amortization	(55)	(72)	(36)
Operating income	827	1,010	941
Property, plant and equipment, net	2,100	2,074	2,551
Additions to property, plant and equipment	97	199	353
Investments	1,265	997	1,035
Bulk Material | Manganese
Operating segment
Revenue	42	31	43
Taxes on revenues	(2)	(2)	(2)
Net operating revenues	40	29	41
Costs and expenses	(32)	(58)	(21)
Operating profit	8	(29)	20
Depreciation, depletion and amortization	(4)	(4)	(5)
Operating income	4	(33)	15
Property, plant and equipment, net	85	81	20
Additions to property, plant and equipment		135
Bulk Material | Ferroalloys
Operating segment
Revenue	124	115	157
Taxes on revenues	(12)	(9)	(12)
Net operating revenues	112	106	145
Costs and expenses	(110)	(93)	(111)
Operating profit	2	13	34
Depreciation, depletion and amortization	(15)	(11)	(11)
Operating income	(13)	2	23
Property, plant and equipment, net	257	252	308
Additions to property, plant and equipment		6	11
Bulk Material | Coal
Operating segment
Revenue	389	363	154
Net operating revenues	389	363	154
Costs and expenses	(397)	(502)	(253)
Operating profit	(8)	(139)	(99)
Depreciation, depletion and amortization	(59)	(84)	(25)
Operating income	(67)	(223)	(124)
Property, plant and equipment, net	4,470	4,081	3,409
Additions to property, plant and equipment	108	346	388
Investments	254	239	244
Base Metals
Operating segment
Revenue	1,775	2,361	2,749
Taxes on revenues		(5)	(22)
Net operating revenues	1,775	2,356	2,727
Costs and expenses	(1,455)	(1,797)	(1,586)
Operating profit	320	559	1,141
Depreciation, depletion and amortization	(374)	(486)	(357)
Operating income	(54)	73	784
Property, plant and equipment, net	34,160	33,275	32,928
Additions to property, plant and equipment	787	1,577	557
Investments	3,832	3,616	3,815
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	1,555	2,032	2,115
Net operating revenues	1,555	2,032	2,115
Costs and expenses	(1,242)	(1,515)	(1,150)
Operating profit	313	517	965
Depreciation, depletion and amortization	(355)	(463)	(338)
Operating income	(42)	54	627
Property, plant and equipment, net	29,742	29,097	29,409
Additions to property, plant and equipment	552	979	371
Investments	20	11	16
Base Metals | Copper concentrate
Operating segment
Revenue	220	329	251
Taxes on revenues		(5)	(17)
Net operating revenues	220	324	234
Costs and expenses	(213)	(282)	(132)
Operating profit	7	42	102
Depreciation, depletion and amortization	(19)	(23)	(18)
Operating income	(12)	19	84
Property, plant and equipment, net	4,418	4,178	3,519
Additions to property, plant and equipment	235	598	170
Investments	234	234	110
Base Metals | Aluminum products.
Operating segment
Revenue			383
Taxes on revenues			(5)
Net operating revenues			378
Costs and expenses			(304)
Operating profit			74
Depreciation, depletion and amortization			(1)
Operating income			73
Additions to property, plant and equipment			16
Investments	3,578	3,371	3,689
Fertilizers
Operating segment
Revenue	829	856	787
Taxes on revenues	(49)	(51)	(58)
Net operating revenues	780	805	729
Costs and expenses	(626)	(640)	(604)
Operating profit	154	165	125
Depreciation, depletion and amortization	(109)	(83)	(117)
Operating income	45	82	8
Property, plant and equipment, net	10,174	9,827	10,414
Additions to property, plant and equipment	101	234	134
Fertilizers | Potash
Operating segment
Revenue	70	77	62
Taxes on revenues	(4)	(4)	(4)
Net operating revenues	66	73	58
Costs and expenses	(52)	(83)	(69)
Operating profit	14	(10)	(11)
Depreciation, depletion and amortization	(6)	(12)	(7)
Operating income	8	(22)	(18)
Property, plant and equipment, net	2,369	2,137	1,764
Additions to property, plant and equipment	20	222	7
Fertilizers | Phosphates
Operating segment
Revenue	548	566	536
Taxes on revenues	(18)	(18)	(28)
Net operating revenues	530	548	508
Costs and expenses	(409)	(432)	(408)
Operating profit	121	116	100
Depreciation, depletion and amortization	(74)	(71)	(87)
Operating income	47	45	13
Property, plant and equipment, net	7,043	6,430	7,811
Additions to property, plant and equipment	73	2	127
Fertilizers | Nitrogen
Operating segment
Revenue	192	199	172
Taxes on revenues	(24)	(26)	(23)
Net operating revenues	168	173	149
Costs and expenses	(165)	(125)	(127)
Operating profit	3	48	22
Depreciation, depletion and amortization	(29)		(23)
Operating income	(26)	48	(1)
Property, plant and equipment, net	447	896	839
Additions to property, plant and equipment	7	10
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	19	14	17
Taxes on revenues	(3)	(3)	(3)
Net operating revenues	16	11	14
Operating profit	16	11	14
Operating income	16	11	14
Property, plant and equipment, net	315	364
Additions to property, plant and equipment	1
Logistic
Operating segment
Revenue	403	420	328
Taxes on revenues	(67)	(72)	(54)
Net operating revenues	336	348	274
Costs and expenses	(345)	(347)	(257)
Operating profit	(9)	1	17
Depreciation, depletion and amortization	(64)	(61)	(44)
Operating income	(73)	(60)	(27)
Property, plant and equipment, net	4,179	4,368	2,622
Additions to property, plant and equipment	66	331	96
Investments	706	665	671
Logistic | Railroads
Operating segment
Revenue	265	300	250
Taxes on revenues	(52)	(62)	(45)
Net operating revenues	213	238	205
Costs and expenses	(239)	(260)	(197)
Operating profit	(26)	(22)	8
Depreciation, depletion and amortization	(48)	(45)	(37)
Operating income	(74)	(67)	(29)
Property, plant and equipment, net	1,395	1,307	1,383
Additions to property, plant and equipment	20	57	36
Investments	600	551	534
Logistic | Ports
Operating segment
Revenue	138	120	78
Taxes on revenues	(15)	(10)	(9)
Net operating revenues	123	110	69
Costs and expenses	(106)	(87)	(60)
Operating profit	17	23	9
Depreciation, depletion and amortization	(16)	(16)	(7)
Operating income	1	7	2
Property, plant and equipment, net	621	576	469
Additions to property, plant and equipment	46	210	37
Investments	106
Logistic | Ships
Operating segment
Property, plant and equipment, net	2,163	2,485	770
Additions to property, plant and equipment		64	23
Investments		114	137
Others
Operating segment
Revenue	92	134	165
Taxes on revenues	(6)	(22)	(16)
Net operating revenues	86	112	149
Costs and expenses	(292)	(272)	(392)
Operating profit	(206)	(160)	(243)
Depreciation, depletion and amortization	(2)	(2)	(5)
Operating income	(208)	(162)	(248)
Property, plant and equipment, net	2,156	1,993	4,869
Additions to property, plant and equipment	124	284	97
Investments	2,596	2,464	2,436
Gain on Sale of Assets
Operating segment
Costs and expenses			1,513
Operating profit			1,513
Operating income			$ 1,513